Personnel costs - Number of share rights (Details) - Right					7 Months Ended	12 Months Ended			19 Months Ended	31 Months Ended	43 Months Ended
	Jun. 05, 2018	May 26, 2017	Jun. 09, 2016	Jun. 09, 2015	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Reconciliation of outstanding share rights
Outstanding at beginning of period						3,175,448	2,701,546
Outstanding at end of period					3,333,478	3,333,478	3,175,448	2,701,546	3,333,478	3,333,478	3,333,478
Senior executives
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program						641,000	422,000	442,500
Number of share rights allocated in respect of compensation for dividend						29,406	22,135	16,199
Number of share rights allocated in respect of compensation for dilution								27,433
Reconciliation of outstanding share rights
Allocated, at grant date						641,000	422,000	442,500
Allocated, compensation for dividend						29,406	22,135	16,199
LTI 2018
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program	1,765,100
Reconciliation of outstanding share rights
Allocated, at grant date	1,765,100
Exercised					(60,766)
Outstanding at end of period					1,482,420	1,482,420			1,482,420	1,482,420	1,482,420
LTI 2018 | CEO and President
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program						200,000
Reconciliation of outstanding share rights
Allocated, at grant date						200,000
Adjustments for outcome of the performance conditions						(77,300)
Exercised						(22,700)
Outstanding at end of period					100,000	100,000			100,000	100,000	100,000
LTI 2018 | Other senior executives
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program						441,000
Reconciliation of outstanding share rights
Allocated, at grant date						441,000
Adjustments for outcome of the performance conditions						(95,077)
Exercised						(27,923)
Outstanding at end of period					318,000	318,000			318,000	318,000	318,000
LTI 2017
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program		1,432,558
Number of share rights allocated in respect of compensation for dividend						47,647			47,647
Reconciliation of outstanding share rights
Outstanding at beginning of period						1,373,574
Allocated, at grant date		1,432,558
Allocated, compensation for dividend						47,647			47,647
Exercised						(163,285)			(169,106)
Outstanding at end of period					1,050,018	1,050,018	1,373,574		1,050,018	1,050,018	1,050,018
LTI 2017 | CEO and President
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of compensation for dividend						3,658
Reconciliation of outstanding share rights
Outstanding at beginning of period						100,000
Allocated, compensation for dividend						3,658
Adjustments for outcome of the performance conditions						(45,609)
Exercised						(58,049)
Outstanding at end of period							100,000
LTI 2017 | Other senior executives
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of compensation for dividend						13,255
Reconciliation of outstanding share rights
Outstanding at beginning of period						322,000
Reclassification of opening balances due to changes in leadership team						40,000
Allocated, compensation for dividend						13,255
Adjustments for outcome of the performance conditions						(56,097)
Exercised						(71,404)
Outstanding at end of period					247,754	247,754	322,000		247,754	247,754	247,754
LTI 2016
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program			1,324,968
Number of share rights allocated in respect of compensation for dividend						38,640				104,845
Number of share rights allocated in respect of compensation for dilution										37,211
Reconciliation of outstanding share rights
Outstanding at beginning of period						1,065,265	1,195,370
Allocated, at grant date			1,324,968
Allocated, compensation for dividend						38,640				104,845
Exercised						(145,466)				(158,424)
Outstanding at end of period					801,040	801,040	1,065,265	1,195,370	801,040	801,040	801,040
LTI 2016 | CEO and President
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of compensation for dividend						4,003
Reconciliation of outstanding share rights
Outstanding at beginning of period						109,322
Allocated, compensation for dividend						4,003
Adjustments for outcome of the performance conditions						(45,558)
Exercised						(67,767)
Outstanding at end of period							109,322
LTI 2016 | Other senior executives
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of compensation for dividend						8,490
Reconciliation of outstanding share rights
Outstanding at beginning of period						213,187
Reclassification of opening balances due to changes in leadership team						17,494
Allocated, compensation for dividend						8,490
Adjustments for outcome of the performance conditions						(40,615)
Exercised						(63,083)
Outstanding at end of period					135,473	135,473	213,187		135,473	135,473	135,473
LTI 2015
Disclosure of terms and conditions of share-based payment arrangement
Number of share rights allocated in respect of current year program				1,241,935
Number of share rights allocated in respect of compensation for dividend						(159)					119,953
Number of share rights allocated in respect of compensation for dilution											26,210
Reconciliation of outstanding share rights
Outstanding at beginning of period						736,609	837,616
Allocated, at grant date				1,241,935
Allocated, compensation for dividend						(159)					119,953
Exercised						(456,383)					(467,593)
Outstanding at end of period							736,609	837,616
LTI 2015 | CEO and President
Reconciliation of outstanding share rights
Outstanding at beginning of period						36,950
Adjustments for outcome of the performance conditions						(15,835)
Exercised						(21,115)
Outstanding at end of period							36,950
LTI 2015 | Other senior executives
Reconciliation of outstanding share rights
Outstanding at beginning of period						35,227
Reclassification of opening balances due to changes in leadership team						9,393
Adjustments for outcome of the performance conditions						(16,731)
Exercised						(27,889)
Outstanding at end of period							35,227